Contractual Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 20, 2014
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 298	$ 282	$ 268
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	97	97	97	$ 97
Litigation | Newmont Mining Co. Litigation
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Other tax disputes | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	24	15	11
Value Added Tax Assessments	14
Tax dispute | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	24	15	11
Tax dispute | AngloGold Ashanti Colombia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	150	141	128
Tax dispute | Columbian Tax Office Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	21	21	20
Tax dispute | Columbian Tax Office Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	129	120	108
Tax dispute | Cerro Vanguardia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	27	29	32
Tax dispute | Argentina Tax Authority Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	6	7	8
Tax dispute | Argentina Tax Authority Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	21	22	24
Groundwater pollution | Groundwater contamination plumes
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Groundwater pollution | Deep groundwater pollution
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0	$ 0	$ 0